Pension and OPEB Plans (Change In Plan Assets) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets at beginning of year	$ 1,817	$ 2,669	$ 2,740	$ 2,494
Actual return (loss) on assets		(608)	168	350
Employer contributions	3	6	21	134
Benefits paid		(169)	(171)	(165)
Settlement charges		(81)	(89)	(73)
Fair value of assets at end of year		1,817	2,669	2,740
Funded Status:
Projected benefit obligation at end of year		(2,567)	(3,358)	(3,596)
Fair value of assets at end of year		1,817	2,669	2,740
Unfunded liability		(750)	(689)	(856)
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets at beginning of year	120	146	145	141
Actual return (loss) on assets		(25)	13	14
Employer contributions	$ 20	35	35	35
Participant contributions		19	19	18
Benefits paid		(55)	(66)	(63)
Fair value of assets at end of year		120	146	145
Funded Status:
Projected benefit obligation at end of year		(664)	(861)	(1,013)
Fair value of assets at end of year		120	146	145
Unfunded liability		$ (544)	$ (715)	$ (868)